UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-07723

Worldwide Health Sciences Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	August 31

Date of Reporting Period:	November 30, 2007

Item 1. Schedule of Investments

Worldwide Health Sciences Portfolio	as of November 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 91.31%

			Percentage of
Security	Shares	Value	Net Assets
Major Capitalization - Europe — 11.28% (1)
Merck KGaA Co.	452,900	$59,022,326	3.15%
Novartis AG	1,580,000	89,882,327	4.80%
Roche Holding AG	325,000	62,257,609	3.33%
		$211,162,262	11.28%
Major Capitalization - Far East — 12.36% (1)
Astellas Pharma, Inc.	955,000	$42,680,867	2.28%
Chugai Pharmaceuticals Co., Ltd.	3,275,000	57,378,279	3.07%
Shionogi & Co., Ltd.	2,478,300	47,728,819	2.55%
Takeda Pharmaceutical Co., Ltd.	1,300,000	83,569,581	4.46%
		$231,357,546	12.36%
Major Capitalization - North America — 33.37% (1)
Abbott Laboratories	1,050,000	$60,385,500	3.23%
Amgen, Inc. (2)	1,398,100	77,245,025	4.13%
Baxter International, Inc.	1,300,000	77,831,000	4.16%
Biogen Idec, Inc. (2)	778,700	57,717,244	3.08%
Bristol-Myers Squibb Co.	1,300,000	38,519,000	2.06%
Genentech, Inc. (2)	850,000	64,812,500	3.46%
Genzyme Corp. (2)	1,325,000	99,282,250	5.30%
Pfizer, Inc.	1,503,800	35,730,288	1.91%
Schering-Plough Corp.	3,615,200	113,155,760	6.04%
		$624,678,567	33.37%
Small & Mid Capitalization - North America — 34.30% (1)
Align Technology, Inc. (2)	2,020,000	$34,117,800	1.82%
BioMarin Pharmaceutical, Inc. (2)	1,659,300	45,630,750	2.44%
Cubist Pharmaceuticals, Inc. (2)	212,500	4,513,500	0.24%
Endo Pharmaceuticals Holdings, Inc. (2)	1,464,900	40,152,909	2.15%
Exelixis, Inc. (2)	2,652,400	23,155,452	1.24%
Genomic Health, Inc. (2)	1,161,000	28,119,420	1.50%
Gen-Probe, Inc. (2)	1,550,000	103,679,500	5.54%
ImClone Systems, Inc. (2)	840,000	37,875,600	2.02%
InterMune, Inc. (2)	1,000,000	16,240,000	0.87%
LifeCell Corp. (2)	1,071,900	43,465,545	2.32%
Millennium Pharmaceuticals, Inc. (2)	2,709,600	39,939,504	2.13%
Mylan Laboratories, Inc.	2,612,900	37,573,502	2.01%
NPS Pharmaceuticals, Inc. (2)	3,149,500	12,849,960	0.69%
Onyx Pharmaceuticals, Inc. (2)	911,400	49,707,756	2.66%
OSI Pharmaceuticals, Inc. (2)	1,350,000	62,950,500	3.36%
Pharmacopeia, Inc. (2)	583,000	2,652,650	0.14%
Sepracor, Inc. (2)	1,220,000	32,366,600	1.73%
Vertex Pharmaceuticals, Inc. (2)	1,062,500	26,976,875	1.44%
		$641,967,823	34.30%
Total Common Stocks (identified cost $1,290,221,842)		$1,709,166,198

Written Options — 0.00%

			Percentage of
Security	Shares	Value	Net Assets
Small & Mid Capitalization - North America — 0.00%
Orchid Cellmark, Inc. Options, Exp. 7/24/11 (2) (3)	2,898	$670	0.00%
		$670	0.00%
Total Written Options (identified cost $0)		$670

Short-Term Investments — 7.57%

	Principal
	Amount		Percentage of
Security	(000’s omitted)	Value	Net Assets
Investment in Cash Management Portfolio, 4.52% (4)	$141,757	$141,757,419	7.57%

1

Total Short-Term Investments (identified cost $141,757,419)	$141,757,419
Total Investments (identified cost $1,431,979,261)	$1,850,924,287	98.88%
Other Assets, Less Liabilities	$20,911,904	1.12%
Net Assets	$1,871,836,191	100.00%

(1)	Major capitalization is defined as market value of $5 billion or more. Small & Mid Capitalization is defined as market value less than $5 billion.
(2)	Non-income producing security.
(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2007. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended November 30, 2007 was $915,908.

The Portfolio did not have any open financial instruments at November 30, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,432,737,924
Gross unrealized appreciation	$522,931,178
Gross unrealized depreciation	(104,744,815)
Net unrealized appreciation	$418,186,363

The net unrealized appreciation on foreign currency and foreign currency transactions at November 30, 2007 on a federal income tax basis was $319,557.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Worldwide Health Sciences Portfolio

By:	/s/ Samuel D. Isaly
Samuel D. Isaly
President and Principal Executive Officer

Date:	January 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel D. Isaly
Samuel D. Isaly
President and Principal Executive Officer

Date:	January 18, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	January 18, 2008